CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2009
Ordinary Shares To Financia Ladvisor Par Or Stated Value Pershare	7.9